Nature of Operations and Summary of Significant Accounting Policies - Estimated useful lives for each major depreciable classification of premises and equipment (Details)	12 Months Ended
Dec. 31, 2014
Buildings and improvements
Nature Of Operations And Significant Accounting Policies [Line Items]
Premises and equipment estimated useful life	35-40 years
Equipment
Nature Of Operations And Significant Accounting Policies [Line Items]
Premises and equipment estimated useful life	3-5 years